Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities.
Schedule of other liabilities

($ in thousands)	2021	2020
Audit fees payable	3,372	2,333
General expenses payable	42,474	42,810
Payable for capital provision assets	-	256
Lease liabilities	11,896	13,520
Insurance liabilities	14,430	12,596
Long-term incentive compensation including accruals	41,270	38,232
Legacy asset recovery incentive compensation including accruals	12,615	-
Total other liabilities	126,057	109,747

Schedule of movement in lease liabilities

($ in thousands)	2021	2020
At January 1	13,520	19,389
Disposals	-	(4,282)
Lease liabilities interest expense	864	1,252
Payments of lease liabilities during the year	(2,456)	(2,943)
Exchange differences	(32)	104
At December 31	11,896	13,520